Loans, Impaired Loans, and Allowance for Credit Losses - Summary of Allowances for Loan Losses - Residential Mortgages (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	$ 3,549
Allowance for loan losses, Ending Balance	3,729
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	110	$ 107
Net remeasurement due to transfers	(3)	(2)
New originations or purchases	3	4
Net repayments	(1)	(5)
Derecognition of financial assets (excluding disposals and write-offs)	(6)	(1)
Changes to risk, parameters, and models	11	(2)
Allowance for loan losses subtotal1	4	(6)
Disposals	0	0
Foreign exchange and other adjustments		(4)
Write-offs	(7)	(7)
Recoveries		1
Allowance for loan losses subtotal2	(7)	(10)
Allowance for loan losses, Ending Balance	107	91
Residential mortgages [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	24	24
Transfer to Stage	11	5
Net remeasurement due to transfers	(4)	(4)
New originations or purchases	3	4
Net repayments		(1)
Derecognition of financial assets (excluding disposals and write-offs)	(1)
Changes to risk, parameters, and models	(8)	(5)
Allowance for loan losses subtotal1	1	(1)
Disposals	0	0
Allowance for loan losses, Ending Balance	25	23
Residential mortgages [member] | Stage 1 [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	13	6
Residential mortgages [member] | Stage 1 [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(1)	(1)
Residential mortgages [member] | Stage 1 [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(1)
Residential mortgages [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	34	26
Transfer to Stage	(11)	(6)
Net remeasurement due to transfers	1	2
Net repayments	(1)	(1)
Derecognition of financial assets (excluding disposals and write-offs)	(1)	(1)
Changes to risk, parameters, and models	8	4
Allowance for loan losses subtotal1	(4)	(2)
Disposals	0	0
Foreign exchange and other adjustments		(2)
Allowance for loan losses subtotal2		(2)
Allowance for loan losses, Ending Balance	30	22
Residential mortgages [member] | Stage 2 [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(12)	(6)
Residential mortgages [member] | Stage 2 [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	3	2
Residential mortgages [member] | Stage 2 [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(2)	(2)
Residential mortgages [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	47	45
Transfer to Stage		1
Derecognition of financial assets (excluding disposals and write-offs)	(4)
Changes to risk, parameters, and models	12	1
Allowance for loan losses subtotal1	8	2
Disposals	0	0
Foreign exchange and other adjustments		(2)
Write-offs	(7)	(7)
Recoveries		1
Allowance for loan losses subtotal2	(7)	(8)
Allowance for loan losses, Ending Balance	48	39
Residential mortgages [member] | Stage 3 [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(1)
Residential mortgages [member] | Stage 3 [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(2)	(1)
Residential mortgages [member] | Stage 3 [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	3	2
Residential mortgages [member] | Purchased or Originated Credit Impaired [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	5	12
Net repayments		(3)
Changes to risk, parameters, and models	(1)	(2)
Allowance for loan losses subtotal1	(1)	(5)
Disposals	0	0
Allowance for loan losses, Ending Balance	$ 4	$ 7